Label	Element	Value
Class I,A,L Prospectus | Core Plus Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2015

Core Plus Fixed Income Portfolio
(the "Portfolio")

The total expense ratio caps of Class I, Class A and Class L shares of the Portfolio have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The second footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I, 0.77% for Class A and 1.02% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFTFISPT-1215

Class I,A,L Prospectus | Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Class I,A,L Prospectus | Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 500
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
Class I,A,L Prospectus | Core Plus Fixed Income Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.10%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I, 0.77% for Class A and 1.02% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.